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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 06/30/12

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:623 Fifth Ave, Suite 2502,
   	New York, NY 10022



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY		     22 August 2012
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 20,735,091
Form 13F Information Table Value Total: $ 369,782,156



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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06/30/2012                                          	1


USD


ITEM1				ITEM 2		ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  		CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)


ARIBA INC			COM NEW		04033V 20 3	 19,627,350 	 438,502 	 X
AUSTRALIA ACQUISITION CORP	SHS		G06368 10 7	 869,620 	 86,962 	 X
AUSTRALIA ACQUISITION CORP	*W EXP		G06368 11 5	 9,126 	 	 82,962 	 X
CATALYST HEALTH SOLUTIONS IN	COM		14888B 10 3	 33,581,682 	 359,393 	 X
COLLECTIVE BRANDS INC		COM		19421W 10 0	 13,273,417 	 619,674 	 X
COOPER INDUSTRIES PLC		SHS		G24140 10 8	 55,142,961 	 808,785 	 X
COST PLUS INC/CALIFORNIA	COM		221485 10 5	 4,739,174 	 215,417 	 X
CREDO PETE CORP			COM PAR $0.10	225439 20 7	 8,668 	 	 599 		 X
CVR ENERGY INC			COM		12662P 10 8	 361,488 	 13,600 	 X
CVR ENERGY INC			CALL		12662P 90 8	 5,075 		 203 		 X
EASYLINK SERVICES INTL-CL A	CL A		277858 10 6	 9,855,740 	 1,361,290 	 X
ELSTER GROUP SE	SPONSORED 	ADR		290348 10 1	 8,720,880 	 429,600 	 X
ERESEARCH TECHNOLOGY INC	COM		29481V 10 8	 319,800 	 40,000 	 X
GEN-PROBE INC			COM		36866T 10 3	 51,240,356 	 623,362 	 X
GEORESOURCES INC		COM		372476 10 1	 371,408 	 10,145 	 X
GOODRICH CORP			COM		382388 10 6	 57,231,139 	 450,994 	 X
GOODRICH CORP			CALL		382388 90 6	 47,520 	 66 		 X
HALCON RES CORP			COM NEW		40537Q 20 9	 31,360 	 196 		 X
HARVEST NATURAL RESOURCES IN	COM		41754V 10 3	 1,359,450 	 159,000 	 X
HICKS ACQUISITION CO II INC	COM		429090 10 3	 14,166,257 	 1,426,612 	 X
HICKS ACQUISITION CO II INC	*W EXP		429090 11 1	 36,309 	 72,618 	 X
INTERLINE BRANDS INC		COM		458743 10 1	 7,044,670 	 281,000 	 X
KENSEY NASH CORP		COM		490057 10 6	 308,411 	 8,019 		 X
LECROY CORP			COM		52324W 10 9	 5,605,592 	 393,099 	 X
MEDTOX SCIENTIFIC INC		COM NEW		584977 20 1	 3,367,843 	 124,920 	 X
PF CHANG'S CHINA BISTRO INC	COM		69333Y 10 8	 29,240,722 	 567,781 	 X
PLX TECHNOLOGY INC		COM		693417 10 7	 5,925,820 	 933,200 	 X
PROGRESS ENERGY INC		COM		743263 10 5	 6,317,850 	 105,000 	 X
QUEST SOFTWARE INC		COM		74834T 10 3	 3,006,984 	 108,126 	 X
QUEST SOFTWARE INC		CALL		74834T 90 3	 30,900 	 100 		 X
SNDK 1 05/15/13			NOTE 1.0% 5/1	80004C AC 5	 9,852,900 	 10,000,000 	 X
SOLUTIA INC			COM NEW		834376 50 1	 20,717,954 	 738,608 	 X
SRS LABS INC			COM		78464M 10 6	 900,000 	 100,000 	 X
STANDARD MICROSYSTEMS CORP	COM		853626 10 9	 6,461,579 	 175,158 	 X
STANDARD PARKING CORP		COM		853790 10 3	 2,152 		 100 		 X



			 				       $ 369,782,156	20,735,091



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